BANK BORROWINGS	12 Months Ended
Dec. 31, 2012
BANK BORROWINGS [Abstract]
BANK BORROWINGS
18.	BANK BORROWINGS

	As at December 31,
	2011	2012	2012
	RMB	RMB	US$

Total bank borrowings	201,179	875,457	140,521

Comprised of:
Short-term	15,000	383,083	61,489
Long-term, current portion	77,479	191,473	30,734

	92,479	574,556	92,223
Long-term, non-current portion	108,700	300,901	48,298

	201,179	875,457	140,521

All bank borrowings at December 31, 2011 and 2012 were obtained from financial institutions in both the PRC and overseas. One short term bank borrowing with balance of RMB100,000(US$16,051) as at December 31, 2012 is secured by the 48% equity interest in CAH held by New Chang'an. In turn, CAH granted a loan to New Chang'an which has the same key terms as the corresponding bank loan, including the loan amount, interest rate and terms of repayment (note 26). Other bank borrowings are secured by equipment with a net carrying value of RMB171,333 and RMB205,321 (US$32,956), accounts receivable with carrying value of RMB21,677 and RMB64,450 (US$10,505), net investment in financing leases with carrying value of nil and RMB215,910 (US$34,656) and total restricted cash with carrying value of RMB24,524 and RMB284,047 (US$45,593), as of December 31, 2011 and 2012, respectively.

As at December 31, 2011 and 2012, the short-term bank borrowing bore a weighted average interest of 6.10% and 4.72% per annum, and the long-term bank borrowings bore a weighted average interest of 6.45% and 6.07% per annum, respectively. As at December 31, 2012, bank borrowings amounting to RMB258,083 (US$41,415) (2011:nil) and RMB617,374 (US$99,095) (2011: RMB201,179) were denominated in US$ and RMB, respectively.

As of December 31, 2012, the maturity profile of these long-term bank borrowings was as follows:

	Repayment
	RMB	US$

Within one year	191,473	30,734
Between one and two years	186,064	29,865
Between two and three years	106,777	17,139
Between three and four years	4,480	719
Between four and five years	3,580	575

	492,374	79,032

As of December 31, 2012, the Company had unutilized short-term and long term bank credit lines totaling RMB142,201 (US$22,825) and RMB1,257,626 (US$201,863), respectively.

As of December 31, 2012, the Group was not in compliance with certain financial loan covenants and the respective cash loans would become callable on demand. However, the Group started negotiation in March 2013 with the respective banks on revising the loan covenants and issuing waiver for the default. In April 2013, the Company obtained the letter of waiver from the bank who granted one-off waivers on the non-compliance of the financial loan covenants, therefore related loan balances due after December 31, 2013 with a total amount of RMB14,583 (US$2,341) are still presented as noncurrent liability as at December 31, 2012.

As of December 31, 2012, CAH was not in compliance with certain terms of a bank loan. The outstanding loan balance amounting to RMB100,000 (US$16,051) was classified as current liability as at December 31, 2012.